ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES
In June 2019, the Company completed its initial public offering and issued 20,532,000 ADSs (representing 13,688,000 Class A ordinary shares). The net proceeds raised from initial public offering and from exercising the over -allotment option by the underwriters were RMB1,366,860, net of issuance cost of RMB31,791. Upon the completion of the initial public offering, the ordinary shares of the Company are classified as Class A and Class B. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Upon the completion of initial public offering, 157,138,000 ordinary shares outstanding then were designated to 83,832,712 Class A ordinary shares and 73,305,288 Class B ordinary shares, respectively.
In November 2019, the Company completed a registered
follow-on
public offering of secondary shares. The Company did not receive any proceeds from the offering.
Shares issued to employees upon exercising their stock options is net of the tax withholding requirements paid on behalf of the employees. During the year ended December 31, 2019, the Company withheld 418,298 ordinary shares to satisfy its employees’ tax obligations amounting to RMB86,739 (
US
D
12,459). The Company paid this amount in cash to the appropriate taxing authorities. They are treated as common stock repurchases for accounting and disclosure purposes as they reduce the number of shares.
In May 2020, the Company’s board of directors authorized a share repurchase program, under which the Company may repurchase up to US
D
150,000

worth of its shares. In May 2020, the Company repurchased 1,131,366 ADSs (representing

754,244 Class A ordinary shares
)

for
RMB
282,543.
During the year ended December 31, 2020, 807,184
shares of treasury stock were reissued in connection with the exercise of options and the vesting of
RSUs.
In December 2020, the Company entered into a subscription agreement with certain investors (the “Purchasers”), pursuant to which the Company issued 10,611,072 Class A ordinary shares to the Purchasers in a private placement for an
aggregate proceeds

of
RM
B
5,687,251
,

representing the fair value of the
s
hares
i
ssued. The proceeds were received in December 2020. A member of the management of the Company purchased

2,455,800 of
C
lass A ordinary shares for a total
payment
of RMB1,315,919.